Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current portion	R$ 5,138,780	R$ 4,986,912
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	4,414,270	4,233,754
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	724,510	753,158
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Current portion	5,138,780	4,986,912
Trade Suppliers Related To Materials And Services 1 [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	4,321,640	4,157,887
Trade Suppliers Related To Interconnection [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	56,960	44,759
Trade Suppliers Related To Roaming [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	6,391	4,667
Trade Suppliers Related To Roaming [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	438,644	485,435
Trade Suppliers Related To Co Billing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	29,279	26,441
Trade Suppliers Related To Materials And Services [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current portion	R$ 285,866	R$ 267,723